Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Bruce K. Lee(1) ($)	Compensation Actually Paid to Bruce K. Lee [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	PPNR(5) ($ Millions)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,802,714	$1,517,438	$993,151	$681,297	$83.79	$96.65	$79.9	$276.6
2022	$3,055,878	$2,675,277	$1,042,299	$1,134,119	$100.07	$97.52	$212.2	$295.7
2021	$2,852,290	$3,100,827	$1,041,819	$1,112,786	$106.17	$124.06	$219.9	$265.7
2020	$2,245,882	$2,372,655	$854,562	$866,117	$83.03	$89.68	$137.9	$241.1

(1) Bruce K. Lee was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year are as follows: 2023-Bryan R. McKeag, David A. Prince, Kevin G. Quinn and Jay L. Kim; 2022-Bryan R. McKeag, Jay L. Kim, David A. Prince, and Kevin G. Quinn; 2021-Lynn B. Fuller, Bryan R. McKeag, David A. Prince, and Daniel C. Stevens; 2020-Lynn B. Fuller, Bryan R. McKeag, David A. Prince, and Daniel C. Stevens.

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts shown in the Exclusion of Stock Awards and Option Awards columns below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table contained in our Proxy Statement for the respective reporting year. Amounts in the Inclusion of Equity Values below are not reported elsewhere and have been calculated in accordance with FASB ASC Topic 718.

Named Executive Officers, Footnote
(1) Bruce K. Lee was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year are as follows: 2023-Bryan R. McKeag, David A. Prince, Kevin G. Quinn and Jay L. Kim; 2022-Bryan R. McKeag, Jay L. Kim, David A. Prince, and Kevin G. Quinn; 2021-Lynn B. Fuller, Bryan R. McKeag, David A. Prince, and Daniel C. Stevens; 2020-Lynn B. Fuller, Bryan R. McKeag, David A. Prince, and Daniel C. Stevens.

Peer Group Issuers, Footnote	(4) The Peer Group TSR set forth in this table utilizes the KBW Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Nasdaq Bank Index, respectively. Historical stock performance in not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 2,802,714	$ 3,055,878	$ 2,852,290	$ 2,245,882
PEO Actually Paid Compensation Amount	$ 1,517,438	2,675,277	3,100,827	2,372,655
Adjustment To PEO Compensation, Footnote	(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts shown in the Exclusion of Stock Awards and Option Awards columns below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table contained in our Proxy Statement for the respective reporting year. Amounts in the Inclusion of Equity Values below are not reported elsewhere and have been calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for Bruce K. Lee ($)	Exclusion of Stock Awards and Option Awards for Bruce K. Lee ($)	Inclusion of Equity Values for Bruce K. Lee ($)	Compensation Actually Paid to Bruce K. Lee ($)
2023	$2,802,714	$(1,351,103)	$65,827	$1,517,438
2022	$3,055,878	$(1,286,285)	$905,684	$2,675,277
2021	$2,852,290	$(1,224,086)	$1,472,623	$3,100,827
2020	$2,245,882	$(823,760)	$950,533	$2,372,655
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remain Unvested as of Last Day of Year for Bruce K. Lee ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Bruce K. Lee ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Bruce K. Lee ($)	Total-Inclusion of Equity Values for Bruce K. Lee ($)
2023	$951,623	$(800,314)	$85,482	$65,827
2022	$1,165,725	$(260,018)	$(23)	$905,684
2021	$1,184,798	$187,350	$100,475	$1,472,623
2020	$990,077	$460	$(40,004)	$950,533

Non-PEO NEO Average Total Compensation Amount	$ 993,151	1,042,299	1,041,819	854,562
Non-PEO NEO Average Compensation Actually Paid Amount	$ 681,297	1,134,119	1,112,786	866,117
Adjustment to Non-PEO NEO Compensation Footnote	(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts shown in the Exclusion of Stock Awards and Option Awards columns below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table contained in our Proxy Statement for the respective reporting year. Amounts in the Inclusion of Equity Values below are not reported elsewhere and have been calculated in accordance with FASB ASC Topic 718.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	$993,151	$(338,596)	$26,742	$681,297
2022	$1,042,299	$(363,444)	$455,264	$1,134,119
2021	$1,041,819	$(341,049)	$412,016	$1,112,786
2020	$854,562	$(187,636)	$199,191	$866,117

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	$238,485	$(183,921)	$(27,822)	$26,742
2022	$500,718	$(46,425)	$971	$455,264
2021	$330,103	$44,002	$37,911	$412,016
2020	$225,519	$(5,286)	$(21,042)	$199,191

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the Peer Group TSR over the same period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our Non-PEO NEOs, and our PPNR during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Tabular List, Table

*	EPS Growth
*	Loan Growth
*	Noninterest Income
*	PPNR
*	Return on Average Assets
*	Total Stockholder Return

Total Shareholder Return Amount	$ 83.79	100.07	106.17	83.03
Peer Group Total Shareholder Return Amount	96.65	97.52	124.06	89.68
Net Income (Loss)	$ 79,900,000	$ 212,200,000	$ 219,900,000	$ 137,900,000
Company Selected Measure Amount	276,600,000	295,700,000	265,700,000	241,100,000
PEO Name	Bruce K. Lee
Additional 402(v) Disclosure
(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
	In calculating the Inclusion of Equity Values in the preceding tables, we value performance awards with a market condition using a Monte Carlo simulation model; this methodology differs from the manner in which we calculated the value on the date of grant in the relevant Grants of Plan-Based Awards tables and Summary Compensation Tables.
Measure:: 1
Pay vs Performance Disclosure
Name	EPS Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Loan Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Noninterest Income
Measure:: 4
Pay vs Performance Disclosure
Name	PPNR
Non-GAAP Measure Description
(5) We determined adjusted core pre-provision pre-tax net revenue (“PPNR”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. See the reconciliation of our comparable GAAP financial measures to PPNR in the table below.
The table below shows how PPNR was calculated, dollars in thousands:

Reconciliation of Non-GAAP Measure-Adjusted Core Pre-Provision Pre-Tax Net Revenue
	For the Year Ended December 31,
	2023	2022	2021	2020
Net income (GAAP)	$79,920	$212,280	$219,923	$137,938
Provision (benefit) for credit losses	21,707	15,370	(17,575)	67,066
Income taxes	16,857	55,573	55,335	36,053
Pre-provision pre-tax revenue	118,484	283,223	257,683	241,057
Security losses, net	141,539	—	—	—
FDIC special assessment	8,145	—	—	—
(Gains)/losses on sales/valuations of assets, net	(77)	—	—	—
Partnership investment in tax credit projects	5,401	5,040	6,303	—
Acquisition, integration and restructuring costs	3,066	7,586	—	—
IT project write-offs	—	—	1,743	—
Adjusted core pre-provision pre-tax net revenue (non-GAAP)	$276,558	$295,849	$265,729	$241,057

Measure:: 5
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 6
Pay vs Performance Disclosure
Name	Total Stockholder Return
PEO | Stock and Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,351,103)	$ (1,286,285)	$ (1,224,086)	$ (823,760)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,827	905,684	1,472,623	950,533
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	951,623	1,165,725	1,184,798	990,077
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(800,314)	(260,018)	187,350	460
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	85,482	(23)	100,475	(40,004)
Non-PEO NEO | Stock and Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(338,596)	(363,444)	(341,049)	(187,636)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,742	455,264	412,016	199,191
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	238,485	500,718	330,103	225,519
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(183,921)	(46,425)	44,002	(5,286)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (27,822)	$ 971	$ 37,911	$ (21,042)